Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jul. 31, 2023	Oct. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000,000	200,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	600,000,000	600,000,000
Common stock, shares issued	154,394,750	153,726,000
Common stock, shares outstanding	154,394,750	153,726,000